Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense	$ 252	$ 310